Going Concern and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Going Concern And Managements Plans Abstract
Going Concern and Management's Plans
2.	Going Concern and Management’s Plans

Our consolidated financial statements for the period ended September 30, 2023, identifies the existence of certain conditions that raise substantial doubt about our ability to continue as a going concern for twelve months from the issuance of this report:

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements during the period ended September 30, 2023, the Company had net loss of ($26.8) million and a net loss of ($36.2) million for the year ended December 31, 2022. The Company was in breach of three financial covenants under Solis’ Bond terms as of December 31, 2022 and September 30, 2023. The Company had total shareholders’ equity/(deficit) of ($47.0) million as of September 30, 2023 and ($20.8) million at December 31, 2022 The Company had $3.9 million of unrestricted cash on hand as of September 30, 2023.

Our operating revenues are insufficient to fund our operations and our assets already are pledged to secure our indebtedness to various third party secured creditors, respectively. The unavailability of additional financing could require us to delay, scale back or terminate our acquisition efforts as well as our own business activities, which would have a material adverse effect on the Company and its viability and prospects.

The terms of our indebtedness, including the covenants and the dates on which principal and interest payments on our indebtedness are due, increases the risk that we will be unable to continue as a going concern. To continue as a going concern over the next twelve months, we must make payments on our debt as they come due and comply with the covenants in the agreements governing our indebtedness or, if we fail to do so, to (i) negotiate and obtain waivers of or forbearances with respect to any defaults that occur with respect to our indebtedness, (ii) amend, replace, refinance or restructure any or all of the agreements governing our indebtedness, and/or (iii) otherwise secure additional capital. However, we cannot provide any assurances that we will be successful in accomplishing any of these plans.

As of December 31, 2022, the Company’s wholly owned subsidiary, Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms: (i) the minimum Liquidity Covenant that requires the higher of EUR 5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024. The Solis Bond is senior secured through a first priority pledge on the shares of Solis and its subsidiaries, a parent guarantee from Alternus Energy Group Plc, and a first priority assignment over any intercompany loans.

In April 2023 the bond holders approved a temporary waiver and an amendment to the bond terms to allow for a change of control in Solis (which allows for the transfer of Solis and its subsidiaries underneath Clean Earth Acquisitions Corp. on Closing). In addition, bondholders received a preference share in an Alternus Midco, which will hold certain development projects in Spain and Italy. The shares will have preference on any distribution from Midco to Alternus up to €10.0 million, and Midco will divest assets to ensure repayment of the €10.0 million should the bonds not have been fully repaid at maturity (January 6, 2024). Finally, bondholders will receive a 1% amendment fee, which equates to €1.4 million.

On June 5, 2023, the bondholders approved an extension to the waiver to September 30, 2023 and the bond trustee was granted certain additional information rights and the right to appoint half of the members of the board of directors of Solis, in addition to the members of the board appointed by Alternus. Under the waiver agreement, as extended, Solis must fully repay the Solis Bond by September 30, 2023. If Solis is unable to fully repay the Solis Bond by September 30, 2023, Solis’ bondholders have the right to immediately transfer ownership of Solis and all of its subsidiaries to the bondholders and proceed to sell Solis’ assets to recoup the full amount owed to the bondholders, which as of September 30, 2023 is $159.0 million (approximately €$150.0). If the ownership of Solis and all of its subsidiaries were to be transferred to the Solis bondholders, the majority of Alternus’ operating assets and related revenues and EBIDTA would be eliminated.

On October 16 2023, bondholders approved to further extend the temporary waiver to December 16, 2023. As such, the Solis bond debt is currently recorded as short-term debt.

Solis has engaged Pareto Securities AS to explore a refinancing of the bond. The Company has also engaged a leading global firm to support a potential sale of some or all of the assets. The refinancing may be completed in conjunction with a potential sale of certain assets in Solis. We are in advanced discussions with numerous third parties around both the potential refinancing and/or sale of the Solis assets. There are no definitive refinancing or sale agreements executed as of the date of this report and there is no guarantee that these processes will be complete by the Solis Extension date or at all.

2.	Going Concern and management’s plans

Our consolidated financial statements for the year ended December 31,2022 identifies the existence of certain conditions that raise substantial doubt about our ability to continue as a going concern for twelve months from the issuance of this report:

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements during the year ended December 31, 2022, the Company had net loss of

$(36.2) million and a net loss of $(18.9) million for the year ended December 31, 2022 and 2021, respectively. The Company was in breach of three financial covenants under Solis’ Bond terms as of December 31, 2022, refer to Footnote 13 for more detail. The Company had accumulated shareholders’ equity/(deficit) of $(20.8) million and $16.6 million as of December 31, 2022 and December 31, 2021, respectively, and a working capital (deficit) of $(28.1) million as of December 31, 2022 compared to working capital of $9.1 million as of December 31, 2021 At December 31, 2022, the Company had $3 million of unrestricted cash on hand.

Our operating revenues are insufficient to fund our operations and our assets already are pledged to secure our indebtedness to various third party secured creditors, respectively. The unavailability of additional financing could require us to delay, scale back or terminate our acquisition efforts as well as our own business activities, which would have a material adverse effect on the Company and its viability and prospects.

The terms of our indebtedness, including the covenants and the dates on which principal and interest payments on our indebtedness are due, increases the risk that we will be unable to continue as a going concern. To continue as a going concern over the next twelve months, we must make payments on our debt as they come due and comply with the covenants in the agreements governing our indebtedness or, if we fail to do so, to (i) negotiate and obtain waivers of or forbearances with respect to any defaults that occur with respect to our indebtedness, (ii) amend, replace, refinance or restructure any or all of the agreements governing our indebtedness, and/or (iii) otherwise secure additional capital. However, we cannot provide any assurances that we will be successful in accomplishing any of these plans

On March 1, 2023, the Company announced that its wholly owned subsidiary, Solis Bond Company DAC, is in breach of the three financial covenants under Solis’ Bond terms. As of the date of this filing, Solis and a large portion (49%) of the bond holders have agreed in principle to terms of the temporary waivers. In return for the waivers until 30 June 2023 and an amendment to the bond terms to allow for a change of control in Solis (which allows for the transfer of Solis and its subsidiaries underneath Clean Earth Acquisitions Corp. on Closing), Alternus is to raise additional equity and/or issue a subordinated loan of €14 million by May 15, 2023. If no firm term sheet for the equity or subordinated loan is in place by April 21, 2023, the Company has agreed to commence a Norwegian equity offering. Alternatively, Solis also has the option to divest a minimum of €50 million of assets by April 21, 2023, with sales proceeds to be used for a partial redemption of the bonds (at a redemption/call price of 105% until June 30, 2023 and 107.5% thereafter). In addition to the equity/sales cures, bondholders will also, no later than April 30, 2023, receive a preference share in an Alternus Midco, which will hold certain development projects in Spain and Italy. The shares will have preference on any distribution from Midco to Alternus up to €10 million, and Midco will divest assets to ensure repayment of the €10 million should the bonds not have been fully repaid at maturity (January 6, 2024). Finally, bondholders will receive a 1% amendment fee, which equates to €1.4 million.